Right-Of-Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Right Of Use Assets [Abstract]
Right-Of-Use Assets
7	RIGHT- OF- USE ASSETS

	2021	2022
	RM	RM	USD
Cost

At January 1	-	-	-
Additions	-	952,191	216,284
At December 31	-	952,191	216,284

Accumulated depreciation
At January 1	-	-	-
Charges	-	238,048	54,071
At December 31	-	238,048	54,071

Carrying amount as at December 31	-	714,143	162,213